UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                        FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Mountain Pacific Investment Advisers, Inc.
Address:	877 Main St.  Suite 704
		Boise, ID  83702

Form 13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Rod MacKinnon
Title:	Secretary/Treasurer
Phone:	208-336-1422
Signature, Place, and Date of Signing:

	Rod MacKinnon	Boise, Idaho	February 28, 2001

Report Type (Check only one.)

[x]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ] 	13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	77
Form 13F Information Table Value Total:	$294,540

List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APW Ltd                        COM                            3412 101100.00SH       SOLE                101100.00
Abbott Laboratories            COM              002824100     3244 66975.00 SH       SOLE                 66975.00
Actuant Corp Cl A              COM              00508X104       37 12400.00 SH       SOLE                 12400.00
Acxiom Corp                    COM              005125109     4597 118050.00SH       SOLE                118050.00
Affiliated Computer Services I COM              008190100     8669 142850.00SH       SOLE                142850.00
Airgas Inc                     COM              009363102      681 100000.00SH       SOLE                100000.00
Albertson's Inc                COM              013104104      446 16821.84 SH       SOLE                 16821.84
Alza Corp                      COM              022615108     1929 45400.00 SH       SOLE                 45400.00
AmSouth Bancorporation         COM              032165102     2222 145689.00SH       SOLE                145689.00
American Home Products         COM              026609107     1090 17150.00 SH       SOLE                 17150.00
AptarGroup Inc                 COM              038336103     9973 339500.00SH       SOLE                339500.00
Arrow Electronics, Inc         COM              042735100     3036 106050.00SH       SOLE                106050.00
BISYS Group Inc                COM              055472104     7913 151800.00SH       SOLE                151800.00
BJ's Wholesale Club, Inc       COM              15548J106     2468 64300.00 SH       SOLE                 64300.00
Baldor Electric                COM              057741100     6032 285522.00SH       SOLE                285522.00
Biomet, Inc                    COM              090613100     4560 114900.00SH       SOLE                114900.00
Bristol-Myers Squibb Co        COM              110122108      414  5600.00 SH       SOLE                  5600.00
C R Bard                       COM              067383109     4812 103350.00SH       SOLE                103350.00
Charter One Financial          COM              160903100      985 34125.00 SH       SOLE                 34125.00
Cintas Corp                    COM              172908105     3038 57125.00 SH       SOLE                 57125.00
Comcast Corp Cl A SPL          COM              200300200      292  7000.00 SH       SOLE                  7000.00
Comerica Inc                   COM              200340107     1495 25176.00 SH       SOLE                 25176.00
Compass Bancshares Inc         COM              20449H109     2657 111300.00SH       SOLE                111300.00
Computer Horizons Corp         COM              205908106      167 68700.00 SH       SOLE                 68700.00
Computer Task Group            COM              205477102      168 42600.00 SH       SOLE                 42600.00
Conmed Corp                    COM              207410101     1476 86200.00 SH       SOLE                 86200.00
Costco Wholesale Corp          COM              22160K105      465 11650.00 SH       SOLE                 11650.00
Danaher Corp                   COM              235851102    18407 269200.00SH       SOLE                269200.00
Donaldson Co                   COM              257651109     9562 343800.00SH       SOLE                343800.00
Dyersburg Corp                 COM              267575108        0 10000.00 SH       SOLE                 10000.00
Electronic Data Systems Corp   COM              285661104     1566 27122.00 SH       SOLE                 27122.00
Entercom Communications Corp   COM              293639100      689 20000.00 SH       SOLE                 20000.00
Equifax Inc                    COM              294429105     7455 259882.00SH       SOLE                259882.00
Exxon Mobil Corp               COM              30231G102     1493 17168.00 SH       SOLE                 17168.00
FIserv Inc                     COM              337738108    15489 326509.00SH       SOLE                326509.00
Fifth Third Bancorp            COM              316773100     1871 31310.00 SH       SOLE                 31310.00
First Data Corp                COM              319963104    14404 273394.00SH       SOLE                273394.00
Firstar Corp                   COM              33763V109      228  9800.00 SH       SOLE                  9800.00
Forward Air Corp               COM              349853101      373 10000.00 SH       SOLE                 10000.00
G&K Services, Inc              COM              361268105     1201 42700.00 SH       SOLE                 42700.00
General Electric Co            COM              369604103      320  6675.00 SH       SOLE                  6675.00
Health Management Associates I COM              421933102     1349 65000.00 SH       SOLE                 65000.00
Hewlett-Packard Co             COM              428236103      227  7200.00 SH       SOLE                  7200.00
IdaCorp Inc                    COM              451107106      353  7200.00 SH       SOLE                  7200.00
Idex Corp                      COM              45167R104     9510 287099.00SH       SOLE                287099.00
Infinity Broadcasting Corp Cl  COM              45663G107     1186 42450.00 SH       SOLE                 42450.00
Intel Corp                     COM              458140100      259  8600.00 SH       SOLE                  8600.00
International Business Machine COM              459200101     1217 14315.00 SH       SOLE                 14315.00
Keane Inc                      COM              486665102     1005 103100.00SH       SOLE                103100.00
Kroger Co                      COM              501044101     1873 69225.00 SH       SOLE                 69225.00
Littelfuse Inc                 COM              537008104     1431 50000.00 SH       SOLE                 50000.00
Merck & Co                     COM              589331107     2982 31850.00 SH       SOLE                 31850.00
Metro Information Services Inc COM              59162P104      612 106500.00SH       SOLE                106500.00
National City Corp             COM              635405103     8805 306250.00SH       SOLE                306250.00
National Commerce Bancorporati COM              635449101      606 24500.00 SH       SOLE                 24500.00
North Fork Bancorp             COM              659424105    10803 439825.00SH       SOLE                439825.00
Old Kent Financial Corp        COM              679833103      913 20863.00 SH       SOLE                 20863.00
Pfizer Inc                     COM              717081103     2729 59320.00 SH       SOLE                 59320.00
Pinnacle West Capital Corp     COM              723484101     2186 45900.00 SH       SOLE                 45900.00
Robert Half International Inc  COM              770323103     2979 112400.00SH       SOLE                112400.00
Royal Dutch Petroleum Co       COM              780257804      281  4640.00 SH       SOLE                  4640.00
Sealed Air Corp                COM              81211K100     7700 252475.00SH       SOLE                252475.00
Teleflex Inc                   COM              879369106    14527 328763.00SH       SOLE                328763.00
Tyco International             COM              902124106    24278 437450.00SH       SOLE                437450.00
U.S. Bancorp                   COM              902973304    14681 503006.00SH       SOLE                503006.00
UTI Worldwide Inc              COM              G87210103      896 44500.00 SH       SOLE                 44500.00
Universal Health Services      COM              913903100    11734 105000.00SH       SOLE                105000.00
Viad Corp                      COM              92552R109     1978 86000.00 SH       SOLE                 86000.00
Washington Mutual Inc          COM              939322103      350  6600.00 SH       SOLE                  6600.00
Wells Fargo & Company          COM              949746101      465  8351.00 SH       SOLE                  8351.00
Westamerica Bancorp            COM              957090103     2429 56500.00 SH       SOLE                 56500.00
Whole Foods Market Inc         COM              966837106     2812 46000.00 SH       SOLE                 46000.00
Zions Utah Bancorp             COM              989701107    11199 179370.00SH       SOLE                179370.00
Equity Invest. Fund -Cohen & S COM              294710512       51 53340.0000SH      SOLE               53340.0000
Franklin Templeton, Oregon Tax COM              354723785      221 19339.8400SH      SOLE               19339.8400
Lord Abbett Affiliated Fund Cl COM              544001100      409 25925.9040SH      SOLE               25925.9040
Putnam Tax Exempt Income Fund  COM              746870104      166 19047.7220SH      SOLE               19047.7220